ROPES & GRAY LLP ONE INTERNATIONAL PLACE BOSTON, MA 02110-2624 WWW.ROPESGRAY.COM

May 20, 2010	Adam M. Schlichtmann
T +1 617 951 7114
F +1 617 235 7346
adam.schlichtmann@ropesgray.com
VIA EDGAR

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549
Attn:	John Grzeskiewicz
Christina DiAngelo

	Re:	DWS Institutional Funds (the “Registrant”); File Nos.811-06071 and 333-166281
To the Commission:
          On behalf of the Registrant, electronically transmitted herewith is Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 relating to the registration of shares to be issued in connection with the merger of DWS Enhanced Commodity Strategy Fund, Inc. (“ECS Closed-End Fund”) into DWS Enhanced Commodity Strategy Fund, a series of the Registrant (File No. 333-166281) (the “Registration Statement”).
          The staff of the Securities and Exchange Commission provided comments to the preliminary filing of the Registration Statement filed on April 23, 2010. These comments were addressed by separate correspondence from the undersigned dated May 19, 2010. The changes the Registrant has made to its Registration Statement in response to such comments, as well as additional changes, are reflected in this Pre-Effective Amendment No. 1 to the Registration Statement.
          It is currently expected that the annual meeting of stockholders of ECS Closed-End Fund will be held on June 28, 2010. Accordingly, the Registrant plans to mail the prospectus/proxy materials to ECS Closed-End Fund stockholders on or about May 27, 2010. To accommodate this schedule, please advise as soon as possible if the staff has any further comments to the Registration Statement. The Registrant will file an additional Pre-Effective Amendment to the Registration Statement as soon as possible to add the auditor’s consent and legal opinions as exhibits. The Registrant would like to address final comments of the staff to the Registration Statement, if any, in such filing. The Registrant plans to request that the Registration Statement be declared effective as soon as possible after the filing of the auditor’s consent and legal opinions, but in any event no later than Tuesday May 25, 2010, in order to accommodate mailing deadlines.

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          Please direct all of your questions and/or comments regarding this filing to the undersigned at (617) 951-7114.

Sincerely,
/s/Adam M. Schlichtmann
Adam M. Schlichtmann